Consolidated Group statement of comprehensive income - USD ($) $ in Millions		12 Months Ended
		Jul. 31, 2021	Jul. 31, 2020		Jul. 31, 2019
Statement of comprehensive income [abstract]
Profit for the year		$ 1,508	$ 961	[1]	$ 1,108	[1],[2]
Items that may be reclassified subsequently to profit or loss:
Exchange gain/(loss) on translation of overseas operations	[3]	75	57		(86)
Exchange (loss)/gain on translation of borrowings and derivatives designated as hedges of overseas operations	[3]	(31)	(31)		36
Cumulative currency translation differences on disposals	[3]	135	9		1
Cumulative currency translation differences on disposal of interests in associates	[3]	0	0		7
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of retirement benefit plans	[4]	107	(235)		(36)
Tax credit/(charge) on items that will not be reclassified to profit or loss	[4]	(19)	44		6
Other comprehensive income/(expense) for the year		267	(156)		(72)
Total comprehensive income for the year		1,775	805		1,036
Total comprehensive income attributable to:
Continuing operations		1,770	789		1,040
Discontinued operations		$ 5	$ 16		$ (4)

[1]	The Group disposed of its shares in Wolseley UK Limited (“UK business”) on January 29, 2021. The UK results have been reclassified to discontinued operations and the prior year comparative results have been restated throughout the consolidated financial statements. See note 6 for further details.
[2]	The Group adopted IFRS 16 “Leases” on August 1, 2019 applying the modified retrospective transition method. As a result, comparatives have not been restated and are shown on an IAS 17 “Leases” basis. See note 1 for further details.
[3]	Impacting the translation reserve.
[4]	Impacting retained earnings.